Consolidated Balance Sheets ¥ in Millions	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Current Assets
Cash and cash equivalents	$ 5,942,842	$ 6,273,389
Restricted cash	328,254	0
Accounts receivable, net	40,640,892	40,484,871
Inventories, net	1,198,750	1,097,048
Advances to suppliers, net	14,794,551	15,597,108
Prepaid value-added taxes	680,857	110,173
Other receivables, net	70,683	120,661
Total current assets	63,656,829	63,683,250
Property, plant and equipment, net	9,269,834	11,118,635
Other Assets
Advances to suppliers	8,638,260	0
Deferred tax assets	94,153	0
Intangible assets, net	1,788,178	2,102,507
Deposit for asset acquisition	431,913	2,465,600
Deposit for business acquisition	10,423,500	7,705,000
Total Assets	94,302,667	87,074,992
Current Liabilities
Short-term bank loans	6,694,652	8,444,680
Bank acceptance notes payable	1,727,652	0
Accounts payable	1,947,558	3,072,368
Customer deposits	799,510	606,029
Taxes payable	720,492	804,270
Due to third parties	846,837	0
Accrued liabilities and other payables	1,359,897	1,058,160
Total current liabilities	14,096,598	13,985,507
Stockholders' Equity
Common stock, $0.001 par value, 50,000,000 shares authorized, 26,811,935 and 21,600,000 shares issued and 24,311,935 and 21,600,000 shares outstanding	24,312	21,600
Additional paid-in capital	26,603,511	15,134,752
Statutory reserves	6,461,788	6,401,235
Retained earnings	52,589,154	48,350,456
Accumulated other comprehensive loss	(5,472,696)	(262,900)
Total Stockholders' Equity	80,206,069	69,645,143
Noncontrolling interest	0	3,444,342
Total Equity	80,206,069	73,089,485
Total Liabilities and Equity	$ 94,302,667	$ 87,074,992